Investments accounted for using the equity method - Summarised balance sheet (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	¥ 12,161,000	¥ 39,289,000	¥ 44,384,000
Total current liabilities	(543,836,000)	(541,657,000)
Total non-current assets	468,773,000	463,230,000
Net assets	(125,880,000)
Associates
Current
Cash and cash equivalents	33,000	1,108,000
Other current assets (excluding cash and cash equivalents)	4,611,000	295,000
Total current assets	4,644,000	1,403,000
Financial liabilities (excluding trade payables)		(14,000)
Other current liabilities (including trade payables)	(2,654,000)	(425,000)
Total current liabilities	(2,654,000)	(439,000)
Total non-current assets	300,000	3,050,000
Net assets	¥ 2,290,000	¥ 4,014,000